Finance Expenses and Income (Details) ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)		Dec. 31, 2015 ILS (₪)
Disclosure Of Finance Expenses [Line Items]
Finance expenses on debentures	₪ 815		₪ 857		₪ 773
Finance expenses on loans from financial institutions and others	197		208		238
Revaluation of derivatives	8		25
Loss from early redemption of borrowings and derivatives	2		16		49
Impairment of financial assets	1		15		19
Loss from securities available for sale	24		1
Exchange rate differences and others	57		58		51
Finance expenses capitalized to real estate under development	(19)		(53)		(51)
Total finance expenses	₪ 1,085	$ 313	₪ 1,127	[1]	₪ 1,079	[1]

[1]	Reclassified, refer to note 2ff.